Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	22 Months Ended		42 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 01, 2022	Sep. 30, 2022	Sep. 30, 2021	Mar. 19, 2021
Advisors Capital Active All Cap Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Advisors Capital Active All Cap Fund
Account Value	$ 13,727	$ 13,727	$ 13,727	$ 13,727	$ 13,727	$ 10,422	$ 10,000
Average Annual Return, Percent	31.71%		18.88%
Advisors Capital Total Return - Equity Fund
Account Value [Line Items]
Line Graph and Table Measure Name				Advisors Capital Total Return - Equity Fund
Account Value	$ 12,302	12,302	$ 12,302	$ 12,302	$ 12,302	9,630		$ 8,440	$ 10,620	$ 10,000
Average Annual Return, Percent	27.75%				6.04%
Advisors Capital Tactical Fixed Income Fund
Account Value [Line Items]
Line Graph and Table Measure Name				Advisors Capital Tactical Fixed Income Fund
Account Value	$ 10,206	10,206	10,206	$ 10,206	$ 10,206	9,171		8,900	10,160	10,000
Average Annual Return, Percent	11.29%				0.58%
Advisors Capital Small/Mid Cap Fund
Account Value [Line Items]
Line Graph and Table Measure Name				Advisors Capital Small/Mid Cap Fund
Account Value	$ 10,600	$ 10,600	10,600	$ 10,600	$ 10,600	8,560		7,400	10,480	10,000
Average Annual Return, Percent	23.83%				1.66%
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value	$ 14,539	$ 14,539	$ 14,539	$ 14,539	$ 14,539	10,663	$ 10,000
Average Annual Return, Percent	36.35%		22.67%
S&P 500 3% Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 3% Capped Index*
Account Value	$ 15,316	15,316	$ 15,316	$ 15,316	$ 15,316	11,291		9,313	11,019	10,000
Average Annual Return, Percent	35.65%				12.82%
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Aggregate Bond Index
Account Value	$ 9,794	9,794	9,794	$ 9,794	$ 9,794	8,779		8,722	10,214	10,000
Bloomberg US Aggregate Bond Index [Default Label]
Account Value [Line Items]
Average Annual Return, Percent	11.57%				(0.59%)
Advisors Capital Small Mid Cap Fund Advisors Capital Small Mid Cap Fund Samp P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 15,542	15,542	15,542	$ 15,542	$ 15,542	11,399		9,373	11,088	10,000
Advisors Capital Small Mid Cap Fund Advisors Capital Small Mid Cap Fund Samp P 500 Indexsup Asup [Member]
Account Value [Line Items]
Average Annual Return, Percent	36.35%				13.29%
S&P 500 Index [Default Label]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 15,542	15,542	15,542	$ 15,542	$ 15,542	11,399		9,373	11,088	10,000
Average Annual Return, Percent	36.35%				13.29%
Bloomberg US Intermediate Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Intermediate Corporate Bond Index
Account Value	$ 10,418	10,418	10,418	$ 10,418	$ 10,418	9,310		8,943	10,197	10,000
Average Annual Return, Percent	11.90%				1.17%
CRSP US Small Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name				CRSP US Small Cap Index
Account Value	$ 11,508	11,508	11,508	$ 11,508	$ 11,508	9,032		8,035	10,139	10,000
Average Annual Return, Percent	27.41%				4.05%
Russell 2500TM Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2500TM Index
Account Value	$ 11,191	$ 11,191	$ 11,191	$ 11,191	$ 11,191	$ 8,870		$ 7,971	$ 10,103	$ 10,000
Average Annual Return, Percent	26.17%				3.24%